                         File Nos. 33-62470 and 811-7704


    As filed with the Securities and Exchange Commission on February 14, 2008

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


Post-Effective Amendment No. 90                                             [X]


                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


Amendment No. 91                                                            [X]


                              SCHWAB CAPITAL TRUST
               (Exact Name of Registrant as Specified in Charter)

             101 Montgomery Street, San Francisco, California 94104
             ------------------------------------------------------
               (Address of Principal Executive Offices) (zip code)


                                 (800) 646-5300


              (Registrant's Telephone Number, including Area Code)

                                 Randall W. Merk
             101 Montgomery Street, San Francisco, California 94104
             ------------------------------------------------------
                     (Name and Address of Agent for Service)

                          Copies of communications to:

Timothy W. Levin, Esq.        John Loder, Esq.            Koji Felton, Esq.
Morgan Lewis & Bockius LLP    Ropes & Gray                Charles Schwab Investment
1701 Market Street            One International Place     Management, Inc.
Philadelphia, PA 19103        Boston, MA 02110-2624       101 Montgomery Street
                                                          120KNY-14-109
                                                          San Francisco, CA  94104


It is proposed that this filing will become effective (check appropriate box)

      /   / Immediately upon filing pursuant to paragraph (b)


      / X / On February 28, 2008 pursuant to paragraph (b)


      /   / 60 days after filing pursuant to paragraph (a)(1)

      /   / On (date), pursuant to paragraph (a)(1)

      /   / 75 days after filing pursuant to paragraph (a)(2)


      /   / On (date), pursuant to paragraph (a)(2) of Rule 485


      if appropriate, check the following box:


      / X / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The prospectus for the Schwab Target Funds was electronically filed and is hereby incorporated by reference to Part A, File No. 811-7704, of Post-Effective Amendment No. 86 to the Registration Statement, filed on December 4, 2007 (Accession Number: 0000950134-07-024913).



The Statement of Additional Information for the Schwab Target Funds was electronically filed and is hereby incorporated by reference to Part B, File No. 811-7704, of Post-Effective Amendment No. 86 to the Registration Statement, filed on December 4, 2007 (Accession Number: 0000950134-07-024913).


Part C

PART C
                                OTHER INFORMATION
                              SCHWAB CAPITAL TRUST


Item 23. Exhibits.



(a)   Articles of                   Agreement and Declaration of Trust, dated
      Incorporation                 May 6, 1993 is incorporated by reference to
                                    Exhibit 1, File No. 811-7704, of
                                    Post-Effective Amendment No. 21 to
                                    Registrant's Registration on Form N-1A,
                                    electronically filed on December 17, 1997.

(b)   By-Laws                       Amended and Restated Bylaws are incorporated
                                    by reference to Exhibit 2, File No.811-7704, of Post-Effective Amendment No. 7 to
                                    Registrant's Registration Statement on
                                    Form N-1A, electronically filed on
                                    February 27, 1996.

(c)   Instruments         (i)       Article III, Section 5, Article V, Article
      Defining rights of            VI, Article VIII, Section 4 and Article IX,
      Security Holders              Sections 1, 5 and 7 of the Agreement and
                                    Declaration of Trust, dated May 6, 1993, referenced in Exhibit (a) above, are incorporated herein by reference to Exhibit
                                    1, File No. 811-7704, to Post-Effective
                                    Amendment No. 21 of Registrant's
                                    Registration Statement on Form N-1A
                                    electronically filed on December 17, 1997.


                          (ii) Articles 9 and 11 of the Amended and Restated Bylaws are incorporated herein by reference to Exhibit 2, File No. 811-7704, of Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A, electronically filed on
                                    February 27, 1996.


(d)   Investment          (i)       Investment Advisory and Administration
      Advisory                      Agreement between Registrant and Charles
      Contracts                     Schwab Investment Management, Inc. (the
                                    "Investment Adviser"), dated June 15, 1994, is incorporated herein by reference to
                                    Exhibit 5(a), File No. 811-7704, of Post-
                                    Effective Amendment No. 21 to N-1A,
                                    Registrant's Registration Statement on Form electronically filed on December 17, 1997.

                          (ii) Amended Schedules A and B to the Investment Advisory and Administration Agreement between Registrant and the Investment Adviser, referenced in Exhibit (d)(i) above, are incorporated herein by reference to Exhibit (d)(ii), File No. 811-7704, of Post-Effective Amendment No. 88 to Registrant's Registration Statement on Form N-1A, electronically filed on December 15, 2007.

                          (iii) Investment Sub-Advisory Agreement between Registrant, Charles Schwab Investment Management Inc., and American Century Investment Management, Inc. is incorporated herein by reference to Exhibit (d)(iv), File No. 811-7704 of Post-Effective Amendment No. 48 to Registrant's Registration Statement on Form N-1A electronically filed on May 30, 2002.

Part C

                          (iv) Investment Sub-Advisory Agreement between Registrant, Charles Schwab Investment Management Inc., and TCW Investment Management Company is incorporated by reference to Exhibit (d)(iv), File No. 811-7704 of Post-Effective Amendment No. 77 to Registrant's Registration Statement on Form N-1A electronically filed on
                                    December 9, 2005.

                          (v) Investment Sub-Advisory Agreement between Registrant, Charles Schwab Investment Management Inc., and Garner Lewis dated November 23, 2004, is incorporated herein by reference to Exhibit (d)(vi), File No. 811-7704 of Post-Effective Amendment No. 71 to Registrant's Registration Statement on Form N-1A electronically filed on
                                    February 25, 2005.

                          (vi) Investment Sub-Advisory Agreement between Registrant, Charles Schwab Investment Management Inc., and Harris Associates LP is incorporated herein by reference to Exhibit
                                    (d)(x), File No. 811-7704 of Post-Effective
                                    Amendment No. 48 to Registrant's
                                    Registration Statement on Form N-1A
                                    electronically filed on May 30, 2002.

                          (vii) Investment Sub-Advisory Agreement between Registrant, Charles Schwab Investment Management Inc., and Pacific Investment Management Company LLC is incorporated herein by reference to Exhibit (d)(xi), File No. 811-7704 of Post-Effective Amendment No. 48 to Registrant's Registration Statement on Form N-1A electronically filed on May 30, 2002.

                          (viii) Investment Sub-Advisory Agreement between Registrant, Charles Schwab Investment Management Inc., and TAMRO Capital Partners, LLC is incorporated herein by reference to Exhibit (d)(ix), File No. 811-7704 of Post-Effective Amendment No. 70 to Registrant's Registration Statement on Form N-1A electronically filed on February 12, 2005.

                          (ix) Investment Sub-Advisory Agreement between Registrant, Charles Schwab Investment Management Inc., and TCW Investment Management Company is incorporated herein by reference to Exhibit (d)(xiii), File No. 811-7704 of Post-Effective Amendment No. 48 to Registrant's Registration Statement on Form N-1A electronically filed on May 30, 2002.

                          (x) Investment Sub-Advisory Agreement between Registrant, Charles Schwab Investment Management Inc., and Thornburg Investment Management Inc. is incorporated herein by reference to Exhibit (d)(xiv), File No. 811-7704 of Post-Effective Amendment No. 48 to Registrant's Registration Statement on Form N-1A electronically filed on May 30, 2002.

Part C

                          (xi) Investment Sub-Advisory Agreement between Registrant, Charles Schwab Investment Management Inc., and Tocqueville Asset Management, L.P. incorporated herein by reference to Exhibit (d)(xv), File No. 811-7704 of Post-Effective Amendment No. 48 to Registrant's Registration Statement on Form N-1A electronically filed on May 30, 2002.

                          (xii) Investment Sub-Advisory Agreement between Registrant, Charles Schwab Investment Management Inc., and Veredus Asset Management LLC is incorporated herein by reference to Exhibit (d)(xvi), File No. 811-7704 of Post-Effective Amendment No. 48 to Registrant's Registration Statement on Form N-1A electronically filed on May 30, 2002.

                          (xiii) Investment Sub-Advisory Agreement between Registrant, Charles Schwab Investment Management Inc., and William Blair & Company, L.L.C. is incorporated herein by reference to Exhibit (d)(xvii), File No. 811-7704 of Post-Effective Amendment No. 48 to Registrant's Registration Statement on Form N-1A electronically filed on May 30, 2002.

                          (xiv) Investment Sub-Advisory Agreement between Charles Schwab Investment Management, Inc. and Mondrian Investment Partners Limited is incorporated by herein by reference to Exhibit (d)(xiv), file No. 811-7704 of Post-Effective Amendment No. 83 to Registrant's Registration Statement on Form N-1A electronically filed on February 28, 2007.

                          (xv) Investment Sub-Advisory Agreement between Charles Schwab Investment Management, Inc. and Wentworth, Hauser & Violich is incorporated by herein by reference to Exhibit (d)(xv), file No. 811-7704 of Post-Effective Amendment No. 83 to Registrant's Registration Statement on Form N-1A electronically filed on February 28, 2007.

                          (xvi) Letter of Agreement between Registrant and Investment Adviser on behalf of certain funds of Schwab Capital Trust dated February 23, 2007, is incorporated by herein by reference to Exhibit (d)(xvi), file No. 811-7704 of Post-Effective Amendment No. 83 to Registrant's Registration Statement on Form N-1A electronically filed on February 28, 2007.

                          (xvii) Amendment to Investment Sub-Advisory Agreement between Registrant, Charles Schwab Investment Management Inc., and American Century Investment Management, Inc., dated March 26, 2003, is incorporated herein by reference to Exhibit (d)(xviii), File No. 811-7704 of Post-Effective Amendment No. 60 to Registrant's Registration Statement on Form N-1A, electronically filed on February 26, 2004.

Part C

                          (xviii) Amendment to Investment Sub-Advisory Agreement between Registrant, Charles Schwab Investment Management Inc., and Harris Associates LP, dated March 26, 2003, is incorporated herein by reference to Exhibit
                                    (d)(xxii), File No. 811-7704 of
                                    Post-Effective Amendment No. 60 to
                                    Registrant's Registration Statement on Form
                                    N-1A, electronically filed on February 26, 2004.

                          (xix) Amendment to Investment Sub-Advisory Agreement between Registrant, Charles Schwab Investment Management Inc., and Pacific Investment Management Company LLC, dated March 26, 2003, is incorporated herein by reference to Exhibit (d)(xxiii), File No. 811-7704 of Post-Effective Amendment No. 60 to Registrant's Registration Statement on Form N-1A, electronically filed on February 26, 2004.

                          (xx) Amendment to Investment Sub-Advisory Agreement between Registrant, Charles Schwab Investment Management Inc., and TCW Investment Management Company, dated March 24, 2003, is incorporated herein by reference to Exhibit (d)(xxv), File No. 811-7704 of Post-Effective Amendment No. 60 to Registrant's Registration Statement on Form N-1A, electronically filed on February 26, 2004.

                          (xxi) Amendment to Investment Sub-Advisory Agreement between Registrant, Charles Schwab Investment Management Inc., and Thornburg Investment Management Inc., dated March 20, 2003, is incorporated herein by reference to Exhibit (d)(xxvi), File No. 811-7704 of Post-Effective Amendment No. 60 to Registrant's Registration Statement on Form N-1A, electronically filed on February 26, 2004.

                          (xxii) Amendment to Investment Sub-Advisory Agreement between Registrant, Charles Schwab Investment Management Inc., and Tocqueville Asset Management, LP, dated April 8, 2003, is incorporated herein by reference to Exhibit (d)(xxvii), File No. 811-7704 of Post-Effective Amendment No. 60 to Registrant's Registration Statement on Form N-1A, electronically filed on February 26, 2004.

                          (xxiii) Amendment to Investment Sub-Advisory Agreement between Registrant, Charles Schwab Investment Management Inc., and Veredus Asset Management LLC, dated March 26, 2003, is incorporated herein by reference to Exhibit (d)(xxviii), File No. 811-7704 of Post-Effective Amendment No. 60 to Registrant's Registration Statement on Form N-1A, electronically filed on February 26, 2004.

                          (xxiv) Amendment to Investment Sub-Advisory Agreement between Registrant, Charles Schwab Investment Management Inc., and William Blair & Company, LLC, dated March 26, 2003, is incorporated herein by reference to Exhibit (d)(xxix), File No. 811-7704 of Post-Effective Amendment No. 60 to Registrant's Registration Statement on Form N-1A, electronically filed on February 26, 2004.

Part C

                          (xxv) Amendment to Investment Sub-Advisory Agreement between Registrant, Charles Schwab Investment Management, Inc., and TAMRO Capital Partners, LLC, dated March 11, 2004, is incorporated herein by reference to Exhibit (d)(xxii), File No. 811-7704 of Post-Effective Amendment No. 70, electronically filed on February 11, 2005.

                          (xxvi) Amendment to Investment Sub-Advisory Agreement between Registrant, Charles Schwab Investment Management, Inc., and TAMRO Capital Partners, LLC, dated December 20, 2004, is incorporated herein by reference to Exhibit (d)(xxiii), File No. 811-7704 of Post-Effective Amendment No. 70, electronically filed on February 11, 2005.

                          (xxvii) Letter of Agreement between Registrant and Investment Advisor on behalf of the Schwab Fundamental Index Funds dated April 2, 2007, is incorporated herein by reference to Exhibit (d)(xxvii), File No. 811-7704 of Post-Effective Amendment No. 84, electronically filed on April 2, 2007.


                          (xxviii) Letter Agreement between Registrant and Investment Advisor on behalf of the Schwab Fundamental Emerging Markets Index Fund and Schwab Fundamental Small-Mid Company Index Fund dated December 15, 2007 is incorporated herein by reference to Exhibit (d)(xxvii), File No. 811-7704, of Post-Effective Amendment No. 88 to Registrant's Registration Statement on Form N-1A, electronically filed on December 15, 2007.


(e)   Underwriting        (i)       Distribution Agreement between Registrant
      Contracts                     and Charles Schwab & Co., Inc. ("Schwab"),
                                    dated July 21, 1993, is incorporated herein by reference to Exhibit 6(a), File No.
                                    811-7704, of Post-Effective Amendment No. 21 to Registrant's Registration Statement on
                                    Form N-1A, electronically filed on
                                    December 17, 1997.


                          (ii) Amended Schedule A to the Distribution Agreement between Registrant and Schwab, referenced at Exhibit (e)(i) above, is incorporated herein by reference to Exhibit
                                    (e)(ii), File No. 811-7704, of Post-
                                    Effective Amendment No. 88 to Registrant's
                                    Registration Statement on Form N-1A,
                                    electronically filed on December 15, 2007.


(f)   Bonus or Profit               Inapplicable
      Sharing Contracts

(g)   Custodian           (i)       Accounting Services Agreement between
      Agreements                    Registrant and SEI Investments, dated
                                    July 1, 2003, is incorporated herein by
                                    reference as Exhibit (g)(i), File No. 811-
                                    7704 of Post-Effective Amendment No. 56 to
                                    Registrant's Registration Statement on Form
                                    N-1A, electronically filed on July 16, 2003.


Part C

                          (ii) Amended Schedule A to the Accounting Services Agreement between Registrant and SEI Investments, referenced in Exhibit
                                    (g)(i) above, is incorporated herein by
                                    reference as Exhibit (g)(ii), File No.
                                    811-7704 of Post-Effective Amendment No. 56 to Registrant's Registration Statement on Form N-1A, electronically filed on July 16, 2003.

                          (iii) Transfer Agency Agreement between Registrant and Schwab, dated July 21, 1993, is incorporated herein by reference to Exhibit 8(j), File No. 811-7704, of Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A, electronically filed on December 17, 1997.

                          (iv) Amended Schedules A and C to the Transfer Agency Agreement referenced at Exhibit
                                    (g)(iii) above, is incorporated by reference to Exhibit (g)(iv), File 811-7704, of Post-Effective Amendment No. 88 to Registrant's Registration Statement on Form N-1A, electronically filed on December 15, 2007.

                          (v) Shareholder Service Agreement between Registrant and Schwab, dated July 21, 1993 is incorporated herein by reference to
                                    Exhibit 8(l), File No. 811-7704, of
                                    Post-Effective Amendment No. 21 to
                                    Registrant's Registration Statement on Form
                                    N-1A, electronically filed on December 17, 1997.

                          (vi) Amended Schedules A and C to the Shareholder Service Agreement between Registrant and Schwab, referenced at Exhibit (g)(vi) above, is incorporated by reference to Exhibit
                                    (g)(vi), File 811-7704, of Post-Effective
                                    Amendment No. 88 to Registrant's
                                    Registration Statement on Form N-1A,
                                    electronically filed on December 15, 2007.

                          (vii)     Custodian Agreement by and between
                                    Registrant and Brown Brothers Harriman & Co.
                                    dated June 29, 2001, is incorporated herein by reference as Exhibit (g)(vi), File No. 811-7704 of Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A, electronically filed on June 30, 2003.

                          (viii) Amended Schedule A to Custodian Agreement between Registrant and Brown Brothers Harriman & Co., dated July 1, 2003 referenced at Exhibit (g)(vii), is incorporated herein by reference as Exhibit
                                    (g)(viii), File No. 811-7704 of
                                    Post-Effective Amendment No. 56 to
                                    Registrant's Registration Statement on Form
                                    N-1A, electronically filed on July 16, 2003.


Part C

                          (ix) Custodian Services Agreement between the Registrant and PFPC Trust Company on behalf of Schwab S&P 500 Fund, Schwab Core Equity Fund, Schwab Institutional Select S&P 500 Fund, Schwab Institutional Select Large-Cap Value Index Fund, Schwab Institutional Select Small-Cap Value Index Fund, Schwab Total Stock Market Index Fund, Schwab U.S. MarketMasters Fund, Schwab Balanced MarketMasters Fund, Schwab Small-Cap MarketMasters Fund, Schwab International MarketMasters Fund and Schwab Hedged Equity Fund, dated September 25, 2003, is incorporated herein by reference to Exhibit
                                    (g)(ix) to File No. 811-7704 , of
                                    Post-Effective Amendment No. 58 to
                                    Registrant's Registration Statement on Form
                                    N-1A, electronically filed on December 11, 2003.

                          (x) Accounting Services Agreement between Registrant, on behalf of Schwab U.S. MarketMasters Fund, Schwab Balanced MarketMasters Fund, Schwab Small-Cap MarketMasters Fund, Schwab International MarketMasters Fund and Schwab Hedged Equity Fund, is incorporated herein by reference as Exhibit (g)(xxiv) to File No. 811-7704, of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A, electronically filed on February 28, 2003.

                          (xi) Rule 17f-5 and 17f-7 Services Agreement between Registrant and PFPC Trust Company dated September 25, 2003, is incorporated herein by reference to Exhibit (g)(xi) to File No. 811-7704, of Post-Effective Amendment No. 58 to Registrant's Registration Statement on Form N-1A, electronically filed on December 11, 2003.

(h)   Other Material                License Agreement between Schwab Capital
      Contracts                     Trust and Standard & Poor's is incorporated
                                    herein by reference to Exhibit (h), File No.
                                    811-7704, of Post-Effective Amendment No. 32 to Registrant's Registration Statement on
                                    Form N-1A, electronically filed on
                                    February 26, 1999.

(i)   Legal Opinion                 Inapplicable.

(j)   Other Opinions                Inapplicable.

(k)   Omitted                       Inapplicable.
      Financial
      Statements

(l)   Initial Capital     (i)       Purchase Agreement for the Schwab
      Agreement                     International Index Fund(R), dated June 17,
                                    1993, is incorporated herein by reference to
                                    Exhibit 13(a), File No. 811-7704, of
                                    Post-Effective Amendment No. 21 to
                                    Registrant's Registration Statement on Form
                                    N-1A, electronically filed on December 17, 1997.


Part C

                          (ii) Purchase Agreement for the Schwab Small-Cap Index Fund(R), dated October 13, 1993, is incorporated herein by reference to Exhibit 13(b), File No. 811-7704, of Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A, electronically filed on December 17, 1997.

                          (iii)     Purchase Agreement for the Schwab
                                    MarketTrack Portfolios -- Growth Portfolio,
                                    Balanced Portfolio and Conservative
                                    Portfolio (formerly Schwab Asset
                                    Director(R)- High Growth, Schwab Asset
                                    Director - Balanced Growth, and Schwab Asset
                                    Director -- Conservative Growth Funds) is incorporated herein by reference to Exhibit 13(c), File No. 811-7704, of Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A, electronically filed on December 15, 1996.

                          (iv) Purchase Agreement for the Schwab S&P 500 Fund-Investor Shares and e.Shares(R) is incorporated herein by reference to Exhibit 13(d), File No. 811-7704, of Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A, electronically filed on February 27, 1996.

                          (v) Purchase Agreement for the Schwab Core Equity Fund TM (formerly Schwab Analytics Fund(R)) is incorporated herein by reference to Exhibit 13(e), File No. 811-7704, to Post-Effective Amendment No. 13 of Registrant's Registration Statement on Form N-1A, electronically filed on October 10, 1996.

                          (vi) Purchase Agreement for Laudus International MarketMasters Fund (formerly Schwab International MarketMasters Fund, Schwab MarketManager International Portfolio and as Schwab OneSource(R)
                                    Portfolios-International) is incorporated herein by reference to Exhibit 13(f), File No. 811-7704, of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A, electronically filed on October 10, 1996.

                          (vii)     Purchase Agreement for Laudus U.S.
                                    MarketMasters Fund and Laudus Balanced
                                    MarketMasters Fund (formerly Schwab U.S.
                                    MarketMasters Fund and Schwab Balanced
                                    MarketMasters Fund, Schwab MarketManager TM
                                    Growth Portfolio and Balanced Portfolio and as Schwab OneSource Portfolios-Growth Allocation and Schwab OneSource Portfolios-Balanced Allocation) is incorporated herein by reference of Exhibit 13(g), File No. 811-7704, to Post-Effective Amendment No. 14 to Registration Statement on Form N-1A, electronically filed on December 18, 1996.


Part C

                          (viii) Purchase Agreement for Laudus Small-Cap MarketMasters Fund (formerly Schwab Small-Cap MarketMasters Fund, Schwab MarketManager Small Cap Portfolio and as Schwab OneSource(R) Portfolios-Small
                                    Company) is incorporated herein by reference to Exhibit 13(h), File No. 811-7704, of Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A, electronically filed on December 17, 1997.

                          (ix) Purchase Agreement for Schwab MarketTrack TM All Equity Portfolio is incorporated herein by reference to Exhibit 13(i), File No. 811-7704, of Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A, electronically filed on
                                    August 14, 1998.

                          (x) Purchase Agreement for Schwab Institutional Select S&P 500 Fund, Schwab Institutional Select Large-Cap Value Index Fund and Schwab Institutional Select Small-Cap Value Index Fund (formerly Institutional Select S&P 500 Fund, Institutional Select Large-Cap Value Index Fund and Institutional Select Small-Cap Value Index Fund) is incorporated herein by reference to Exhibit (l)(x), File No. 811-7704, of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A, electronically filed on February 26, 1999.

                          (xi) Purchase Agreement for Schwab Total Stock Market Index Fund is incorporated herein by reference to Exhibit (l)(xi), File No. 811-7704, of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A electronically filed on April 15, 1999.

                          (xii) Purchase Agreement for Schwab Financial Services Fund, Schwab Health Care Fund and Schwab Technology Fund (formerly Schwab Focus Funds) Schwab Focus Funds, is incorporated herein by reference to Exhibit
                                    (l)(xii), File No. 811-7704, of
                                    Post-Effective Amendment No. 40 to
                                    Registrant's Registration Statement on Form
                                    N-1A electronically filed on February 26, 2001.

                          (xiii) Purchase Agreement for Schwab Hedged Equity Fund is incorporated herein by reference to Exhibit (l)(xiii) to File No. 811-7704, of Post-Effective Amendment No. 49 to Registrant's Registration Statement on Form N-1A, electronically filed on August 6, 2002.

                          (xiv) Purchase Agreement for Schwab Small-Cap Equity Fund is incorporated herein by reference to Exhibit (l)(xxiv), File No. 811-7704 of Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A, electronically filed on June 30, 2003.

                          (xv) Purchase Agreement for Schwab Dividend Equity Fund is incorporated herein by reference to Exhibit (l)(xv), File No. 811-7704 of Post-Effective Amendment No. 58 to Registrant's Registration Statement on Form N-1A, electronically filed on
                                    December 11, 2003.

Part C

                          (xvi) Purchase Agreement for Schwab Premier Equity Fund is incorporated herein by reference to Exhibit (l)(xvi), File No. 811-7704 of Post-Effective Amendment No. 70 to Registrant's Registration Statement on Form N-1A, electronically filed on February 11, 2005.

                          (xvii) Purchase agreement for each of the Schwab Fundamental US Large Company Index Fund, Schwab Fundamental US Small-Mid Company Index Fund and Schwab Fundamental International Large Company Index Fund is incorporated herein by reference to Exhibit
                                    (l)(xvii), File No. 811-7704, of
                                    Post-Effective Amendment No. 84 to
                                    Registrant's Registration Statement on Form
                                    N-1A, electronically filed on April 2, 2007.

                          (xviii) Purchase Agreement for each of the Schwab Fundamental Emerging Markets Index Fund and Schwab Fundamental Small-Mid Company Index Fund is incorporated herein by reference to Exhibit (l)(xviii), File No. 811-7704, of Post-Effective Amendment No. 88 to Registrant's Registration Statement on Form N-1A, electronically filed on December 15, 2007.

(m)   Rule 12b-1 Plan               Inapplicable.

(n)   Financial Data      (i)       Inapplicable.
      Schedule

(o)   Rule 18f-3 Plan     (i)       Amended and Restated Multiple Class Plan,
                                    adopted on February 28, 1996, amended and restated as of February 28, 2007 is incorporated herein by reference to Exhibit
                                    (o)(i), File No. 811-7704, of Post-Effective
                                    Amendment No. 84 to Registrant's
                                    Registration Statement on Form N-1A,
                                    electronically filed on April 2, 2007.

                          (ii) Amended Schedule A to the Amended and Restated Multiple Class Plan referenced at Exhibit (o)(i) above is incorporated by reference to Exhibit (o)(ii), File 811-7704, of Post-Effective Amendment No. 88 to Registrant's Registration Statement on Form N-1A, electronically filed on December 15, 2007.


(p)   Power of            (i)       Power of Attorney executed by Mariann
      Attorney                      Byerwalter, January 8, 2008, is herein
                                    electronically filed as Exhibit
                                    (p)(i), File No. 811-7704.



                          (ii) Power of Attorney executed by William A. Hasler, January 15, 2008, is herein electronically filed as Exhibit (p)(ii), File No. 811-7704.



                          (iii) Power of Attorney executed by Gerald B. Smith, January 16, 2008, is herein electronically filed as Exhibit (p)(iii), File No. 811-7704.



                          (iv) Power of Attorney executed by Charles R. Schwab, January 14, 2008, is herein electronically filed as Exhibit (p)(iv), File No. 811-7704.


Part C

                          (v) Power of Attorney executed by Donald R. Stephens, January 23, 2008, is herein electronically filed as Exhibit (p)(v), File No. 811-7704.



                          (vi) Power of Attorney executed by Michael W. Wilsey, January 14, 2008, is herein electronically filed as Exhibit (p)(vi), File No. 811-7704.



                          (vii) Power of Attorney executed by Randall W. Merk, January 4, 2008, is herein electronically filed as Exhibit (p)(vii), File No. 811-7704.



                          (viii) Power of Attorney executed by George Pereira, January 3, 2008, is herein electronically filed as Exhibit (p)(viii), File No. 811-7704.



                          (ix) Power of Attorney executed by Walter W. Bettinger, II, January 4, 2008, is herein electronically filed as Exhibit (p)(ix), File No. 811-7704.



                          (x) Power of Attorney executed by Joseph Wender, January 11, 2008, is herein electronically filed as Exhibit (p)(x), File No. 811-7704.



                          (xi)    Power of Attorney executed by John F. Cogan,
                                    January 10, 2008, is herein electronically filed as Exhibit (p)(xi), File No. 811-7704.



(q)   Code of Ethics      (i)       Code of Ethics adopted by Registrant,
                                    Charles Schwab Investment Management Inc.
                                    and Charles Schwab & Co., Inc. is
                                    incorporated herein by reference to Exhibit
                                    (q)(i), File No. 811-7704 of Post-Effective
                                    Amendment No. 60 to Registrant's
                                    Registration Statement on Form N-1A,
                                    electronically filed on February 26, 2004.



                          (ii) American Century Investment Management, Inc. Code of Ethics, as amended December 18, 2006, is incorporated by reference to Exhibit (q)(ii), File No. 811-7704, of Post-Effective Amendment No. 83 to Registrant's Registration Statement on Form N-1A, electronically filed on February 28, 2007.



                          (iii) Harris Associates LLP Code of Ethics, as amended April 24, 2006, is incorporated by reference to Exhibit (q)(iii), File No. 811-7704, of Post-Effective Amendment No. 83 to Registrant's Registration Statement on Form N-1A, electronically filed on
                                    February 28, 2007.



                          (iv) Sub-Advisor Code of Ethics adopted by Pacific Investment Management Company LLC is incorporated by reference to Exhibit
                                    (q)(viii), File No. 811-7704 of
                                    Post-Effective Amendment No. 60 to
                                    Registrant's Registration Statement on Form
                                    N-1A, electronically filed on February 26, 2004.



                          (v) TAMRO Capital Partners, LLC Code of Ethics is incorporated by reference to Exhibit
                                    (q)(v), File No. 811-7704, of Post-Effective
                                    Amendment No. 83 to Registrant's
                                    Registration Statement on Form N-1A,
                                    electronically filed on February 28, 2007.


Part C

                          (vi) TCW Investment Management Company Code of Ethics, dated November 1, 2006, is incorporated by reference to Exhibit
                                    (q)(vi), File No. 811-7704, of
                                    Post-Effective Amendment No. 83 to
                                    Registrant's Registration Statement on Form
                                    N-1A, electronically filed on February 28, 2007.

                          (vii) Thornburg Investment Management, Inc. Code of Ethics, dated August 2006, is incorporated by reference to Exhibit
                                    (q)(vii), File No. 811-7704, of
                                    Post-Effective Amendment No. 83 to
                                    Registrant's Registration Statement on Form
                                    N-1A, electronically filed on February 28, 2007.

                          (viii) Sub-Advisor Code of Ethics adopted by Tocqueville Asset Management, L.P. is incorporated herein by reference to Exhibit
                                    (q)(xiii), File No. 811-7704, of
                                    Post-Effective Amendment No. 48 to
                                    Registrant's Registration Statement on Form
                                    N-1A, electronically filed on May 30, 2002.

                          (ix) Sub-Advisor Code of Ethics adopted by Veredus Asset Management LLC is incorporated herein by reference to Exhibit (q)(xiv), File No. 811-7704 of Post-Effective Amendment No. 58 to Registrant's Registration Statement on Form N-1A, electronically filed on December 11, 2003.

                          (x) Sub-Advisor Code of Ethics adopted by William Blair Company, L.L.C. is incorporated herein by reference to Exhibit
                                    (q)(xv), File No. 811-7704, of
                                    Post-Effective Amendment No. 48 to
                                    Registrant's Registration Statement on Form
                                    N-1A, electronically filed on May 30, 2002.

                          (xi) Gardner Lewis Asset Management LP Code of Ethics, as amended February 24, 2006, is incorporated by reference to Exhibit
                                    (q)(xi), File No. 811-7704, of
                                    Post-Effective Amendment No. 83 to
                                    Registrant's Registration Statement on Form
                                    N-1A, electronically filed on February 28, 2007.

                          (xii) Mondrian Investment Partners Limited Code of Ethics, effective January 2007, is incorporated by reference to Exhibit
                                    (q)(xii), File No. 811-7704, of
                                    Post-Effective Amendment No. 83 to
                                    Registrant's Registration Statement on Form
                                    N-1A, electronically filed on February 28, 2007.

                          (xiii) Wentworth, Hauser & Violich Code of Ethics, dated March 1, 2006, is incorporated by reference to Exhibit (q)(xiii), File No. 811-7704, of Post-Effective Amendment No. 83 to Registrant's Registration Statement on Form N-1A, electronically filed on
                                    February 28, 2007.

Part C

Item 24.      Persons Controlled by or under Common Control with the Fund.

       The Charles Schwab Family of Funds, Schwab Investments and Schwab Annuity Portfolios each are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the "1940 Act"), are advised by the Investment Adviser, and employ Schwab as their principal underwriter, transfer agent and shareholder services agent. As a result, The Charles Schwab Family of Funds, Schwab Investments and Schwab Annuity Portfolios may be deemed to be under common control with Registrant.

Item 25.      Indemnification.

       Article VIII of Registrant's Agreement and Declaration of Trust (Exhibit
(1) hereto, which is incorporated by reference) provides in effect that Registrant will indemnify its officers and trustees against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise, or as fines and penalties, and counsel fees reasonably incurred by any such officer or trustee in connection with the defense or disposition of any action, suit, or other proceeding. However, in accordance with Section 17(h) and 17(i) of the 1940 Act and its own terms, said Agreement and Declaration of Trust does not protect any person against any liability to Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. In any event, Registrant will comply with 1940 Act Releases No. 7221 and 11330 respecting the permissible boundaries of indemnification by an investment company of its officers and trustees.

        Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26.      Business and Other Connections of Investment Manager

Registrant's investment adviser, Charles Schwab Investment Management, Inc., a Delaware corporation, organized in October 1989 to serve as investment manager to Registrant, also serves as the investment manager to The Charles Schwab Family of Funds, Schwab Investments, Schwab Annuity Portfolios, Laudus Trust and Laudus Variable Insurance Trust, each an open-end, management investment company. The principal place of business of the investment adviser is 101 Montgomery Street, San Francisco, California 94104. The only business in which the investment adviser engages is that of investment adviser and administrator to Registrant, The Charles Schwab Family of Funds, Schwab Investments, and Schwab Annuity Portfolios and any other investment companies that Schwab may sponsor in the future, investment adviser to Laudus Trust and Laudus Variable Insurance Trust and an investment adviser to certain non-investment company clients.


Part C

The business, profession, vocation or employment of a substantial nature in which each director and/or senior or executive officer of the investment adviser
(CSIM) is or has been engaged during the past two fiscal years is listed below. The name of any company for which any director and/or senior or executive officer of the investment adviser serves as director, officer, employee, partner or trustee is also listed below. In addition, the name and position of each director and/or senior or executive officer of the Registrant's principal underwriter Charles Schwab & Co. Inc. is listed below.

Name and Position                           Name of Other Company                           Capacity
with Adviser
------------------------------ ------------------------------------------------ ----------------------------------
Charles R. Schwab,             Charles Schwab & Co., Inc.                       Chairman and Chief Executive
Chairman                                                                        Officer
                               The Charles Schwab Bank, N.A.                    Chairman, Director
                               The Charles Schwab Corporation                   Chairman, Chief Executive Officer
                               Schwab Holdings, Inc.                            Chief Executive Officer
                               Schwab International Holdings, Inc.              Chairman and Chief Executive
                                                                                Officer
                               Schwab (SIS) Holdings, Inc. I                    Chairman and Chief Executive
                                                                                Officer
                               Charles Schwab Holdings (UK)                     Chairman
                               United States Trust Company of New York          Chairman, Director
                               U.S. Trust Company                               Chairman, Director
                               U.S. Trust Corporation                           Chairman, Director
                               All Kinds of Minds                               Director
                               Charles and Helen Schwab Foundation              Director
                               Stanford University                              Trustee

Randall W. Merk                Charles Schwab & Co., Inc.                       Executive Vice President
Director, President and
Chief Executive Officer

                               Laudus Trust                                     Trustee
                               Laudus Variable Insurance Trust
                               Excelsior Funds Inc.                             Trustee
                               Excelsior Tax-Exempt Funds, Inc.
                               Excelsior Funds Trust
                               Charles Schwab Worldwide Funds, PLC              Director
                               Charles Schwab Asset Management (Ireland)        Director
                               Limited


Part C

Name and Position                           Name of Other Company                           Capacity
with Adviser
------------------------------ ------------------------------------------------ ----------------------------------
Koji E. Felton,                Charles Schwab & Co., Inc.                       Senior Vice President, Deputy
Senior Vice President, Chief                                                    General Counsel
Counsel and Corporate
Secretary
                               Laudus Trust                                     Chief Legal Officer
                               Laudus Variable Insurance Trust
                               Excelsior Funds Inc.                             Chief Legal Officer and Secretary
                               Excelsior Tax-Exempt Funds, Inc.
                               Excelsior Funds Trust

Randall Fillmore,              Charles Schwab Investment Management, Inc.       Senior Vice President and Chief
Chief Compliance Officer                                                        Compliance Officer
                               Charles Schwab & Co., Inc.                       Senior Vice President
                               Laudus Trust and Laudus Variable Insurance       Chief Compliance Officer
                               Trust
                               Excelsior Funds Inc.                             Chief Compliance Officer
                               Excelsior Tax-Exempt Funds, Inc.
                               Excelsior Funds Trust

Kimon P. Daifotis,
Senior Vice President and
Chief Investment Officer,
Fixed Income

Jeffrey M. Mortimer,           Laudus Trust                                     Vice President and Chief
Senior Vice President and      Laudus Variable Insurance Trust                  Investment Officer
Chief Investment Officer,
Equities

George Pereira,                Laudus Trust                                     Chief Financial Officer
Senior Vice President and      Laudus Variable Insurance Trust
Chief Financial Officer
                               Excelsior Funds Inc.                             Chief Financial Officer and
                               Excelsior Tax-Exempt Funds, Inc.                 Chief Accounting Officer
                               Excelsior Funds Trust
                               Mutual Fund Division, UST Advisers, Inc.         Chief Financial Officer
                               Charles Schwab Worldwide Funds, PLC              Director


Part C

Name and Position                           Name of Other Company                           Capacity
with Adviser
------------------------------ ------------------------------------------------ ----------------------------------
                               Charles Schwab Asset Management (Ireland)        Director
                               Limited

Item 27.         Principal Underwriters.

                 (a) Schwab acts as principal underwriter and distributor of Registrant's shares. Schwab also acts as principal underwriter for the Charles Schwab Family of Funds, Schwab Investments, Schwab Annuity Portfolios and intends to act as such for any other investment company which Schwab may sponsor in the future.

                 (b) See Item 26(b) for information on each director and/or senior or executive officer of Schwab. The principal business address of Schwab is 101 Montgomery Street, San Francisco, California 94104.

Name                       Position and Offices with the Underwriter             Position and Offices with
                                                                                 the Fund
-------------------------- ----------------------------------------------------- ----------------------------
Charles R. Schwab          Chairman and Chief Executive Officer                  Chairman and Trustee
-------------------------- ----------------------------------------------------- ----------------------------
Walt Bettinger             President and Chief Operating Officer                 None
-------------------------- ----------------------------------------------------- ----------------------------
Joseph Martinetto          Executive Vice President and Chief Financial Officer  None
-------------------------- ----------------------------------------------------- ----------------------------
Carrie Dwyer               Executive Vice President, Corporate Oversight         None
-------------------------- ----------------------------------------------------- ----------------------------
Bryce Lensing              Executive Vice President, Risk Management
-------------------------- ----------------------------------------------------- ----------------------------
Randall W. Merk            Executive Vice President                              Trustee; President and
                                                                                 Chief Executive Officer
-------------------------- ----------------------------------------------------- ----------------------------
Jan Hier King              Executive Vice President, Human Resources             None
-------------------------- ----------------------------------------------------- ----------------------------
Gideon Sasson              Executive Vice President, Chief Information Officer   None
-------------------------- ----------------------------------------------------- ----------------------------
Becky Saeger               Executive Vice President, Chief Marketing Officer     None
-------------------------- ----------------------------------------------------- ----------------------------
Maurisa Sommerfield        Executive Vice President, Schwab Operations           None
-------------------------- ----------------------------------------------------- ----------------------------
Koji E. Felton             Senior Vice President, Deputy General Counsel         Chief Legal Officer and
                                                                                 Secretary
-------------------------- ----------------------------------------------------- ----------------------------
Randall Fillmore           Senior Vice President                                 Chief Compliance Officer
-------------------------- ----------------------------------------------------- ----------------------------

                 (c)  Not applicable.

Item 28.      Location of Accounts and Records.

              All accounts, books and other documents required to be maintained pursuant to Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of:


Part C

Registrant and Registrant's investment adviser and administrator, Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, California 94104; Registrant's former sub-investment adviser, Dimensional Fund Advisors Inc., 1299 Ocean Avenue, Suite 1100, Santa Monica, California 90401; Registrant's principal underwriter, Charles Schwab & Co., Inc., 101 Montgomery Street, San Francisco, California 94104; Registrant's custodian for the Schwab International Index Fund and the Schwab Small-Cap Index Fund, Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109, Registrant's custodian for the balance of the funds and fund accountants, PNC Bank, National Association/PFPC Inc., 400 Bellevue Parkway, Wilmington, Delaware 19809, Chase Manhattan Bank, 1 Pierrepont Plaza, Brooklyn, New York 11201, and SEI Fund Resources, Oaks Pennsylvania 19456; Registrant's former custodians and fund accountants, Federated Services Company, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02180; or Morgan Lewis & Bockius, 1701 Market Street, Philadelphia, PA 19103.

Item 29.      Management Services.

              Not applicable.

Item 30.      Undertakings.

              Not applicable.


Part C

                                    SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post Effective Amendment No. 90 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Philadelphia, Commonwealth of Pennsylvania, on the 14th day of February, 2008.

                        SCHWAB CAPITAL TRUST
                        Registrant

                        Charles R. Schwab*
                        ------------------
                        Charles R. Schwab, Chairman and Trustee

      Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 90 to Registrant's Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated this 14th day of February, 2008.

Signature                                Title

Charles R. Schwab*                       Chairman and Trustee
-------------------
Charles R. Schwab

Walter W. Bettinger, II*                 Trustee
------------------------
Walter W. Bettinger, II

Mariann Byerwalter*                      Trustee
-------------------
Mariann Byerwalter

John F. Cogan*                           Trustee
--------------
John F. Cogan

William A. Hasler*                       Trustee
------------------
William A. Hasler

Gerald B. Smith*                         Trustee
----------------
Gerald B. Smith

Donald R. Stephens*                      Trustee
-------------------
Donald R. Stephens

Joseph H. Wender*                        Trustee
-----------------
Joseph H. Wender

Michael W. Wilsey*                       Trustee
-------------------
Michael W. Wilsey

Randall W. Merk*                         President and Chief Executive Officer
-----------------
Randall W. Merk

George Pereira*                          Treasurer and Chief Financial Officer
---------------
George Pereira


*By:  /s/ Timothy W. Levin
      --------------------
      Timothy W. Levin, Attorney-in-Fact
      Pursuant to Power of Attorney

Exhibit Index



(p)(i)    Byerwalter Power of Attorney



(ii)      Hasler Power of Attorney



(iii)     Smith Power of Attorney



(iv)      Schwab Power of Attorney



(v)       Stephens Power of Attorney



(vi)      Wilsey Power of Attorney



(vii)     Merk Power of Attorney



(viii)    Pereira Power of Attorney



(ix)      Bettinger Power of Attorney



(x)       Wender Power of Attorney



(xi)      Cogan Power of Attorney



Part C